UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2019

Date of reporting period:	11/30/2018

Item 1. Schedule of Investments

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.0%
Asset-Backed Securities 5.4%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100%	3.536%(c)	07/15/26	21,522	$ 21,537,295
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R2, 144A, 3 Month LIBOR + 0.890%	3.326(c)	04/16/27	23,000	22,992,520
Atrium (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	3.299(c)	04/22/27	50,000	49,754,810
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780%	3.225(c)	07/18/27	30,000	29,901,606
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.686(c)	10/15/30	20,000	19,941,844

CBAM Ltd. (Cayman Islands), Series 2018-06A, Class A, 144A, 3 Month LIBOR + 0.940%	3.330(c)	07/15/31	29,000	28,914,398
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800%	3.236(c)	07/15/27	20,000	19,958,736
OZLM Ltd. (Cayman Islands), Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080%	3.600(c)	07/30/27	23,650	23,648,879
Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.786(c)	05/15/26	36,054	36,072,441
Sound Point CLO Ltd. (Cayman Islands), Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.349(c)	07/20/27	50,000	49,857,205
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.316(c)	07/15/27	50,000	49,867,505
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 0.910%	3.379(c)	04/20/28	3,000	2,985,963
Zais CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1, 144A, 3 Month LIBOR + 1.530%	3.966(c)	10/15/28	20,000	20,004,042

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.720%(c)	07/20/31	30,000	$ 29,972,487

Total Asset-Backed Securities (cost $406,296,406)				405,409,731
Bank Loans 3.4%
Chemicals 0.3%
Solenis International LP, Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	11.210(c)	06/26/26	25,365	24,604,050
Commercial Services 0.5%
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	10/01/25	39,825	38,746,420
Computers 1.1%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.850(c)	09/29/25	41,869	42,182,766
Term B USD Loan, 1 Month LIBOR + 3.750%	6.100(c)	09/30/24	40,991	40,878,813
				83,061,579
Media 0.4%
Numericable U.S. LLC (France), USD TLB-13 Incremental Term Loan, 1 Month LIBOR + 4.000%	6.310(c)	08/14/26	30,450	28,957,950
Mining 0.1%
Aleris International, Inc., Initial Term Loan, 1 - 2 Month LIBOR + 4.750%	7.170(c)	02/27/23	8,903	8,947,201
Retail 0.2%
EG America, LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.390(c)	03/23/26	11,975	11,810,344
Software 0.6%
Almonde, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.640(c)	06/13/25	15,640	14,912,740

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)
Boxer Parent Co., Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	6.650%(c)	10/02/25	18,000	$ 17,770,914
Infor (US), Inc., Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%	5.136(c)	02/01/22	5,000	4,930,000
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.790(c)	11/01/24	7,500	7,512,502
				45,126,156
Telecommunications 0.2%
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-5 Term Loan	6.630	01/02/24	12,305	12,328,072
Total Bank Loans (cost $254,637,665)				253,581,772
Corporate Bonds 88.1%
Advertising 0.1%
Clear Channel International BV, Gtd. Notes, 144A	8.750	12/15/20	3,807	3,892,657
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes, 6 Month LIBOR + 14.000% (Cap N/A, Floor 1.000%)	16.501(c)	07/01/24	2,070	2,038,838
				5,931,495
Aerospace & Defense 2.2%
Arconic, Inc., Sr. Unsec’d. Notes	5.125	10/01/24	5,000	4,850,000
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	5.750	03/15/22	1,413	1,342,350
Sr. Unsec’d. Notes, 144A	6.125	01/15/23	1,207	1,146,650
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	1,275	1,109,250
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	86,276	82,070,045
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	5,075	4,821,250
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	36,800	37,950,000

TransDigm UK Holdings PLC, Gtd. Notes, 144A	6.875	05/15/26	8,875	8,764,062
TransDigm, Inc.,
Gtd. Notes	6.375	06/15/26	15,650	15,276,591

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc., (cont’d.)
Gtd. Notes(a)	6.500%	07/15/24	4,830	$ 4,842,075
Gtd. Notes	6.500	05/15/25	2,300	2,291,375
				164,463,648
Agriculture 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	12,902	11,547,290
Auto Manufacturers 1.0%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	5,350	4,815,000
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	2,175	1,637,226
Sr. Unsec’d. Notes	5.291	12/08/46	10,775	8,656,389

General Motors Co., Sr. Unsec’d. Notes	5.000	10/01/28	12,950	12,145,443
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	7.125	04/15/26	7,225	6,881,812
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.750	08/01/22	825	755,865
Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	38,000	37,572,880
				72,464,615
Auto Parts & Equipment 1.6%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26	26,100	20,977,875
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	6,650	6,184,500
Gtd. Notes(a)	6.250	03/15/26	34,250	31,081,875
Gtd. Notes(a)	6.500	04/01/27	4,200	3,811,500

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	23,602	21,595,830
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	6.500	06/01/26	24,852	24,168,570
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%	4.750	09/15/26	2,725	2,404,812

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Meritor, Inc., Gtd. Notes	6.250%	02/15/24	2,375	$ 2,297,813
Titan International, Inc., Sr. Sec’d. Notes(a)	6.500	11/30/23	13,300	12,269,250
				124,792,025
Banks 0.3%
CIT Group, Inc., Sub. Notes	6.125	03/09/28	22,200	22,755,000
Beverages 0.2%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500	04/01/25	15,507	14,964,255
Building Materials 1.6%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	5.700	01/11/25	4,635	4,393,980
Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26	1,850	1,936,210

Griffon Corp., Gtd. Notes(a)	5.250	03/01/22	44,150	41,225,062
Masonite International Corp., Gtd. Notes, 144A(a)	5.750	09/15/26	9,927	9,368,606
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	16,028	14,024,500
Sr. Unsec’d. Notes, 144A(a)	5.375	11/15/24	3,710	3,524,500
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes(a)	6.125	07/15/23	10,083	9,981,868
Gtd. Notes	8.500	04/15/22	5,025	5,295,094
Gtd. Notes, 144A(a)	5.125	06/01/25	7,482	6,789,915

U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24	23,296	22,072,960
				118,612,695
Chemicals 4.0%
Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(a)	8.750	06/01/23	21,900	21,243,000
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250	02/01/25	5,625	5,400,000

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Ashland LLC, Gtd. Notes	6.875%	05/15/43	29,629	$ 29,406,782
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	14,545	13,126,862
Gtd. Notes(a)	6.625	05/15/23	9,175	9,312,625
Gtd. Notes	7.000	05/15/25	11,318	11,459,475

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	13,630	12,880,350
Hexion, Inc.,
Sec’d. Notes, 144A(a)	13.750	02/01/22	14,465	6,943,200
Sr. Sec’d. Notes, 144A(a)	10.375	02/01/22	7,465	6,214,613
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	2,820	2,622,600
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25	4,100	3,813,000
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27	39,013	35,745,661

Olin Corp., Sr. Unsec’d. Notes	5.000	02/01/30	1,640	1,459,600
Platform Specialty Products Corp.,
Gtd. Notes, 144A	5.875	12/01/25	15,725	15,331,875
Gtd. Notes, 144A	6.500	02/01/22	5,355	5,455,406

PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	3,525	3,657,188
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	26,039	24,086,075
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	10,175	9,768,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	21,615	20,858,475
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750	10/01/25	31,912	27,045,420
Tronox, Inc., Gtd. Notes, 144A(a)	6.500	04/15/26	17,725	15,332,125
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750	07/15/25	23,257	18,721,885
				299,884,217
Coal 0.2%
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	12,450	12,605,625

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 3.1%
Laureate Education, Inc., Gtd. Notes, 144A(a)	8.250%	05/01/25	56,611	$ 60,432,243
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000	04/15/22	13,750	13,446,125
Refinitiv US Holdings, Inc., Gtd. Notes, 144A(a)	8.250	11/15/26	45,020	42,881,550
United Rentals North America, Inc.,
Gtd. Notes(a)	4.875	01/15/28	60,805	54,838,509
Gtd. Notes(a)	5.500	05/15/27	10,975	10,357,656
Gtd. Notes(a)	5.875	09/15/26	31,625	30,715,781
Gtd. Notes(a)	6.500	12/15/26	11,925	11,969,719

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26	12,025	11,574,063
				236,215,646
Computers 1.6%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	42,850	40,332,562
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	4,000	4,055,735
Gtd. Notes, 144A	7.125	06/15/24	1,290	1,348,308

Everi Payments, Inc., Gtd. Notes, 144A(a)	7.500	12/15/25	16,071	15,669,225
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000	07/15/23	2,399	2,422,990
NCR Corp.,
Gtd. Notes(a)	5.000	07/15/22	11,400	10,830,000
Gtd. Notes(a)	6.375	12/15/23	8,543	8,436,213

West Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	39,652	32,712,900
Western Digital Corp., Gtd. Notes	4.750	02/15/26	9,855	9,017,325
				124,825,258
Distribution/Wholesale 0.4%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	6,645	6,547,319

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale (cont’d.)
Global Partners LP/GLP Finance Corp., (cont’d.)
Gtd. Notes	7.000%	06/15/23	18,670	$18,389,950

H&E Equipment Services, Inc., Gtd. Notes(a)	5.625	09/01/25	9,600	8,952,000
				33,889,269
Diversified Financial Services 2.4%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375	08/01/22	12,765	12,701,175
LPL Holdings, Inc., Gtd. Notes, 144A(a)	5.750	09/15/25	16,475	15,610,062
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(a)	9.125	07/15/26	68,725	69,541,109
Navient Corp.,
Sr. Unsec’d. Notes	7.250	09/25/23	6,675	6,708,375
Sr. Unsec’d. Notes, MTN(a)	8.000	03/25/20	5,575	5,756,188
Springleaf Finance Corp.,
Gtd. Notes	6.000	06/01/20	8,225	8,338,094
Gtd. Notes	6.875	03/15/25	14,925	14,048,156
Gtd. Notes	7.125	03/15/26	14,800	13,912,000

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A(a)	6.750	06/01/25	14,250	13,466,250
Travelport Corporate Finance PLC, Sr. Sec’d. Notes, 144A	6.000	03/15/26	14,450	14,233,250
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	5,925	5,997,878
				180,312,537
Electric 4.2%
Calpine Corp.,
Sr. Unsec’d. Notes	5.375	01/15/23	4,725	4,476,938
Sr. Unsec’d. Notes	5.500	02/01/24	26,870	24,787,575
Sr. Unsec’d. Notes(a)	5.750	01/15/25	92,294	84,910,480
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(d)	7.875	06/15/17	32,562	20,514,060
Sr. Unsec’d. Notes(d)	9.500	10/15/18	4,225	2,661,750
Sr. Unsec’d. Notes(a)(d)	9.875	10/15/20	33,897	21,355,110

Mirant Corp., Bonds, 144A^(d)	7.400	07/15/49	2,675	2,675

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes(a)	5.750%	01/15/28	12,050	$ 11,748,750
Gtd. Notes	6.250	05/01/24	4,063	4,154,418
Gtd. Notes	6.625	01/15/27	1,155	1,176,564
Gtd. Notes(a)	7.250	05/15/26	15,875	16,787,812

NRG REMA LLC, Pass-Through Certificates, Series C(d)	9.681	07/02/26	31,364	27,600,658
Red Oak Power LLC, Sr. Sec’d. Notes, Series B	9.200	11/30/29	200	226,000
Vistra Energy Corp.,
Gtd. Notes(a)	5.875	06/01/23	3,925	3,969,156
Gtd. Notes	7.375	11/01/22	32,575	33,796,562
Gtd. Notes(a)	7.625	11/01/24	30,767	32,689,937

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.500	09/01/26	31,805	31,288,169
				322,146,614
Electronics 0.2%
Itron, Inc., Gtd. Notes, 144A(a)	5.000	01/15/26	6,325	5,886,235
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.875	10/15/23	6,615	6,482,700
Gtd. Notes, 144A	5.000	10/01/25	1,800	1,732,500
Gtd. Notes, 144A	5.625	11/01/24	950	952,375
				15,053,810
Engineering & Construction 1.0%
AECOM,
Gtd. Notes	5.125	03/15/27	11,625	10,572,938
Gtd. Notes(a)	5.875	10/15/24	8,925	8,958,469

Pisces Midco, Inc., Gtd. Notes, 144A(a)	8.000	04/15/26	18,200	17,290,000
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	11,850	12,679,500
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	27,203	25,230,782
				74,731,689

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 3.6%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750%	06/15/25	12,925	$ 11,697,125
Gtd. Notes(a)	5.875	11/15/26	31,775	28,279,750

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25	56,666	51,991,055
Carmike Cinemas, Inc., Sec’d. Notes, 144A(a)	6.000	06/15/23	5,325	5,351,625
Churchill Downs, Inc., Gtd. Notes, 144A(a)	4.750	01/15/28	11,561	10,520,510
Eldorado Resorts, Inc., Gtd. Notes(a)	6.000	04/01/25	1,650	1,608,750
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27	8,600	8,605,375
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25	20,106	20,514,152

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	16,090	16,889,673
National CineMedia LLC,
Sr. Sec’d. Notes(a)	6.000	04/15/22	4,725	4,742,719
Sr. Unsec’d. Notes	5.750	08/15/26	20,160	18,547,200

Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	17,452	16,055,840
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20	6,000	5,850,000
Gtd. Notes	6.625	05/15/21	24,065	23,222,725
Gtd. Notes	10.000	12/01/22	41,145	42,632,391
Sr. Sec’d. Notes, 144A(a)	5.000	10/15/25	7,625	7,138,144
				273,647,034
Environmental Control 0.1%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24	10,925	10,679,188
Foods 1.8%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes(a)	5.750	03/15/25	18,630	16,627,275
B&G Foods, Inc.,
Gtd. Notes(a)	4.625	06/01/21	2,150	2,112,375
Gtd. Notes(a)	5.250	04/01/25	9,500	8,978,450
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	5.750	06/15/25	32,250	31,201,875

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Finance, Inc., (cont’d.)
Gtd. Notes, 144A(a)	5.875%	07/15/24	10,063	$9,886,897

Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/26	10,650	9,292,125
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A(a)	5.750	03/15/25	10,850	10,551,625
Gtd. Notes, 144A	5.875	09/30/27	28,540	27,041,650

Post Holdings, Inc., Gtd. Notes, 144A(a)	5.625	01/15/28	22,502	20,870,605
				136,562,877
Forest Products & Paper 0.0%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	6.500	02/01/24	1,550	1,542,250
Gas 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	25,635	23,680,331
Sr. Unsec’d. Notes	5.625	05/20/24	3,550	3,372,500
Sr. Unsec’d. Notes	5.875	08/20/26	9,700	9,045,250

Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000	07/15/26	15,325	15,095,125
				51,193,206
Healthcare-Products 0.3%
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750	04/15/23	6,659	5,360,495
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A(a)	5.500	04/15/25	15,923	12,618,978
Gtd. Notes, 144A(a)	5.625	10/15/23	6,006	5,135,130
				23,114,603
Healthcare-Services 4.6%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22	4,486	4,396,280
Gtd. Notes(a)	5.625	02/15/23	4,270	4,198,819
Gtd. Notes(a)	6.125	03/15/21	2,070	2,064,825

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Acadia Healthcare Co., Inc., (cont’d.)
Gtd. Notes(a)	6.500%	03/01/24	5,149	$ 5,046,020
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22	54,562	27,019,102
Sec’d. Notes, 144A(a)	8.125	06/30/24	27,282	21,007,140
Sr. Sec’d. Notes	6.250	03/31/23	13,425	12,451,688
DaVita, Inc.,
Gtd. Notes(a)	5.000	05/01/25	5,200	4,875,000
Gtd. Notes	5.125	07/15/24	6,925	6,656,656

Encompass Health Corp., Gtd. Notes	5.125	03/15/23	1,525	1,523,094
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	10,075	9,344,563
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25	45,632	45,917,200
Gtd. Notes	5.875	02/15/26	5,295	5,453,850
Gtd. Notes	7.500	12/15/23	12,480	13,447,200

MEDNAX, Inc., Sr. Unsec’d. Notes, 144A	6.250	01/15/27	15,000	14,940,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	23,075	22,988,469
Select Medical Corp., Gtd. Notes	6.375	06/01/21	17,321	17,445,711
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	07/01/25	7,785	7,210,856
Gtd. Notes, 144A	8.875	04/15/21	7,800	7,917,000
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	6.750	02/01/20	9,075	9,279,188
Sr. Unsec’d. Notes(a)	6.750	06/15/23	32,325	31,920,937
Sr. Unsec’d. Notes(a)	7.000	08/01/25	35,450	34,563,750
Sr. Unsec’d. Notes(a)	8.125	04/01/22	34,616	36,000,640
				345,667,988
Home Builders 3.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	21,144	19,029,600
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	10,575	8,671,500
Gtd. Notes	6.750	03/15/25	10,425	9,174,000
Gtd. Notes	7.250	02/01/23	421	395,740

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc., (cont’d.)
Gtd. Notes	8.750%	03/15/22	6,451	$6,552,926

Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	12,275	11,262,313
KB Home,
Gtd. Notes	7.000	12/15/21	1,412	1,457,890
Gtd. Notes	7.500	09/15/22	525	546,000
Gtd. Notes(a)	7.625	05/15/23	11,575	12,038,000
Lennar Corp.,
Gtd. Notes(a)	4.750	05/30/25	9,098	8,631,728
Gtd. Notes(a)	4.750	11/29/27	2,075	1,909,000
Gtd. Notes(a)	4.875	12/15/23	4,575	4,472,063
Gtd. Notes	5.250	06/01/26	12,150	11,633,625
Gtd. Notes	5.375	10/01/22	3,675	3,693,375
M/I Homes, Inc.,
Gtd. Notes	5.625	08/01/25	11,839	10,891,880
Gtd. Notes	6.750	01/15/21	5,550	5,536,125
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/25	12,654	11,878,942
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	11,725	11,256,000
Meritage Homes Corp.,
Gtd. Notes(a)	5.125	06/06/27	22,373	19,688,240
Gtd. Notes	6.000	06/01/25	14,125	13,701,250

New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	6,692	6,491,240
PulteGroup, Inc.,
Gtd. Notes	5.000	01/15/27	16,950	15,742,312
Gtd. Notes(a)	5.500	03/01/26	11,835	11,675,819

Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125	04/01/25	6,510	5,826,450
Taylor Morrison Communities, Inc., Gtd. Notes	6.625	05/15/22	5,075	5,106,719
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	10,688	10,260,480
Gtd. Notes, 144A	5.875	04/15/23	11,954	11,699,977
William Lyon Homes, Inc.,
Gtd. Notes(a)	5.875	01/31/25	35,430	30,204,075
Gtd. Notes	7.000	08/15/22	9,844	9,871,563
				279,298,832

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Furnishings 0.5%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500%	06/15/26	37,707	$ 35,538,848
Household Products/Wares 0.2%
Spectrum Brands, Inc., Gtd. Notes(a)	5.750	07/15/25	17,060	16,143,025
Housewares 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	5.250	12/15/26	8,828	8,254,180
Gtd. Notes	6.000	10/15/23	1,793	1,815,413
				10,069,593
Internet 0.6%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes	6.000	04/01/23	4,620	4,596,900
Gtd. Notes, 144A	5.750	01/15/27	41,377	39,515,035
				44,111,935
Iron/Steel 0.7%
AK Steel Corp.,
Gtd. Notes(a)	6.375	10/15/25	10,160	8,331,200
Gtd. Notes(a)	7.000	03/15/27	9,154	7,597,820

Cleveland-Cliffs, Inc., Gtd. Notes(a)	5.750	03/01/25	31,470	28,952,400
United States Steel Corp., Sr. Unsec’d. Notes	6.250	03/15/26	11,550	10,560,973
				55,442,393
Leisure Time 0.1%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25	7,350	7,882,875
Lodging 0.7%
Boyd Gaming Corp., Gtd. Notes(a)	6.000	08/15/26	11,400	11,029,500
Interval Acquisition Corp., Gtd. Notes	5.625	04/15/23	3,500	3,500,000

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250%	11/15/22	11,750	$ 12,690,000
Sr. Sec’d. Notes, 144A	6.750	11/15/21	9,875	10,121,875

MGM Resorts International, Gtd. Notes(a)	5.750	06/15/25	16,298	16,033,157
				53,374,532
Machinery-Diversified 0.5%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	8,177	8,360,983
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	24,431	26,026,344
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A(a)	4.875	12/15/25	6,300	5,977,125
				40,364,452
Media 10.5%
Altice France SA (France),
Sr. Sec’d. Notes, 144A	7.375	05/01/26	34,512	33,131,520
Sr. Sec’d. Notes, 144A	8.125	02/01/27	29,600	29,008,000
AMC Networks, Inc.,
Gtd. Notes(a)	4.750	12/15/22	1,495	1,474,444
Gtd. Notes(a)	4.750	08/01/25	12,985	12,076,569

Belo Corp., Gtd. Notes(a)	7.750	06/01/27	1,695	1,813,650
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.000	04/15/20	10,000	10,400,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.125	02/15/23	7,086	7,032,855
Sr. Unsec’d. Notes	5.250	09/30/22	4,627	4,644,351
Sr. Unsec’d. Notes	5.750	01/15/24	305	306,586
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	29,580	27,546,375
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	7,730	7,681,688
Sr. Unsec’d. Notes, 144A	5.375	05/01/25	5,775	5,673,938
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26	2,685	2,604,450
Sr. Unsec’d. Notes, 144A(a)	5.750	02/15/26	10,073	10,073,101
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	1,000	1,008,750
Sr. Unsec’d. Notes, 144A(a)	5.875	05/01/27	26,282	25,756,360
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A	6.500	11/15/22	32,310	32,613,068
Gtd. Notes, Series A	7.625	03/15/20	29,038	28,965,405

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Clear Channel Worldwide Holdings, Inc., (cont’d.)
Gtd. Notes, Series B(a)	6.500%	11/15/22	3,559	$ 3,613,453
Gtd. Notes, Series B(a)	7.625	03/15/20	64,954	64,872,807
CSC Holdings LLC,
Gtd. Notes, 144A(a)	5.375	02/01/28	18,075	16,990,500
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/21	43,537	43,373,736
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	18,801	18,730,496
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	42,380	43,650,552
Sr. Unsec’d. Notes, 144A(a)	7.750	07/15/25	31,142	32,620,622
Sr. Unsec’d. Notes, 144A	10.125	01/15/23	7,345	7,951,697
DISH DBS Corp.,
Gtd. Notes(a)	5.875	07/15/22	3,075	2,932,781
Gtd. Notes(a)	7.750	07/01/26	125,791	111,325,035

Gray Escrow, Inc., Sr. Unsec’d. Notes, 144A	7.000	05/15/27	15,350	15,581,785
Gray Television, Inc.,
Gtd. Notes, 144A	5.125	10/15/24	2,408	2,305,660
Gtd. Notes, 144A(a)	5.875	07/15/26	18,683	18,169,217

Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	1,901	1,967,535
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	5,510	5,482,450
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	11,345	11,742,075
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625	08/01/24	15,250	14,716,250
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.750	01/15/23	13,841	14,131,661
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	3,086	2,777,400
Sr. Unsec’d. Notes, 144A(a)	6.875	02/15/23	27,958	26,140,730
Sinclair Television Group, Inc.,
Gtd. Notes	5.375	04/01/21	3,305	3,305,000
Gtd. Notes, 144A(a)	5.125	02/15/27	6,550	5,829,500
Gtd. Notes, 144A(a)	5.625	08/01/24	4,785	4,557,713
Gtd. Notes, 144A(a)	5.875	03/15/26	2,275	2,164,094
TEGNA, Inc.,
Gtd. Notes(a)	6.375	10/15/23	1,928	1,983,430
Gtd. Notes, 144A(a)	5.500	09/15/24	2,250	2,255,625

Tribune Media Co., Gtd. Notes	5.875	07/15/22	14,485	14,666,062

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125%	05/15/23	20,240	$ 18,949,700
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	16,622	15,161,259
Sr. Sec’d. Notes, 144A	6.750	09/15/22	4,332	4,375,320

UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375	01/15/25	7,025	6,739,645
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750	01/15/25	2,500	2,375,000
Ziggo Bond Co. BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.000	01/15/27	10,711	9,613,122
				792,863,022
Metal Fabricate/Hardware 0.6%
Novelis Corp.,
Gtd. Notes, 144A(a)	5.875	09/30/26	16,533	15,417,023
Gtd. Notes, 144A(a)	6.250	08/15/24	6,306	6,242,940

TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	4,730	4,434,375
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	16,805	17,855,312
				43,949,650
Mining 2.2%
Constellium NV,
Gtd. Notes, 144A(a)	5.875	02/15/26	18,827	17,085,502
Gtd. Notes, 144A(a)	6.625	03/01/25	15,860	15,185,950
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	21,085	18,528,444
Gtd. Notes, 144A	6.875	03/01/26	7,150	6,131,125
Gtd. Notes, 144A	7.250	04/01/23	2,230	2,062,750
Gtd. Notes, 144A	7.500	04/01/25	18,150	16,335,000
Freeport-McMoRan, Inc.,
Gtd. Notes	3.550	03/01/22	3,365	3,200,956
Gtd. Notes(a)	3.875	03/15/23	23,485	21,870,406
Gtd. Notes(a)	4.550	11/14/24	19,421	18,037,254

IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	23,151	21,877,695
International Wire Group, Inc., Sec’d. Notes, 144A	10.750	08/01/21	8,295	7,506,975

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Kinross Gold Corp. (Canada), Gtd. Notes(a)	5.950%	03/15/24	5,413	$ 5,426,533
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22	14,960	12,809,500
				166,058,090
Miscellaneous Manufacturing 0.1%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	7.875	11/01/24	12,225	11,033,063
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	5.000	09/01/25	2,593	2,528,175
Gtd. Notes	5.500	12/01/24	9,185	9,185,000
				11,713,175
Oil & Gas 8.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(a)	7.875	12/15/24	32,609	23,233,912
Antero Resources Corp.,
Gtd. Notes(a)	5.000	03/01/25	17,290	16,425,500
Gtd. Notes	5.375	11/01/21	7,175	7,148,094
Gtd. Notes(a)	5.625	06/01/23	6,925	6,873,063
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)	7.000	11/01/26	23,850	22,359,375
Sr. Unsec’d. Notes, 144A(a)	10.000	04/01/22	31,424	33,230,880

Centennial Resource Production LLC, Gtd. Notes, 144A	5.375	01/15/26	13,786	12,924,375
Chesapeake Energy Corp., Gtd. Notes(a)	8.000	06/15/27	64,776	61,537,200
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	10.750	02/15/20	60,407	62,370,227
CNX Resources Corp., Gtd. Notes(a)	5.875	04/15/22	36,100	35,332,875
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	13,875	12,973,125
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	4,125	4,135,313

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(a)	7.875%	08/15/25	5,225	$ 4,663,313
Diamondback Energy, Inc., Gtd. Notes	5.375	05/31/25	4,175	4,128,031
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	12,015	12,345,412
Ensco PLC, Sr. Unsec’d. Notes	7.750	02/01/26	14,000	11,550,000
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	24,975	19,480,500
Gtd. Notes, 144A	7.375	05/15/24	11,685	10,282,800

Halcon Resources Corp., Gtd. Notes(a)	6.750	02/15/25	14,433	11,077,327
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24	1,275	1,157,063
Sr. Unsec’d. Notes, 144A(a)	5.750	10/01/25	15,220	14,078,500
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	13,625	12,824,531
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	6.375	01/30/23	42,850	39,957,625
Gtd. Notes, 144A(a)	7.000	03/31/24	14,326	13,412,717

Nabors Industries, Inc., Gtd. Notes(a)	5.750	02/01/25	13,775	11,174,932
Newfield Exploration Co.,
Sr. Unsec’d. Notes(a)	5.375	01/01/26	9,625	9,588,906
Sr. Unsec’d. Notes	5.750	01/30/22	1,906	1,946,503
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.299	01/27/25	2,720	2,566,048
Gtd. Notes	6.125	01/17/22	430	441,060
Gtd. Notes	7.375	01/17/27	5,705	5,899,541
Gtd. Notes(a)	8.750	05/23/26	4,750	5,334,250
Precision Drilling Corp. (Canada),
Gtd. Notes	7.750	12/15/23	5,650	5,593,500
Gtd. Notes, 144A(a)	7.125	01/15/26	12,758	11,960,625
QEP Resources, Inc.,
Sr. Unsec’d. Notes	5.250	05/01/23	445	424,975
Sr. Unsec’d. Notes	5.375	10/01/22	2,300	2,288,500
Sr. Unsec’d. Notes(a)	5.625	03/01/26	2,675	2,450,969
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25	16,700	15,113,500
Gtd. Notes(a)	5.000	03/15/23	1,450	1,367,531

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Range Resources Corp., (cont’d.)
Gtd. Notes	5.875%	07/01/22		21,518	$21,249,025

Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A(a)	5.375	09/30/25		8,250	7,672,500
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes^(d)	6.500	07/15/22		1,800	18
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A	4.875	01/15/23		11,000	10,725,000
Gtd. Notes, 144A	5.500	02/15/26		11,550	11,001,375
Gtd. Notes, 144A	5.875	03/15/28		1,525	1,443,031

Transocean Pontus Ltd., Sr. Sec’d. Notes, 144A	6.125	08/01/25		5,925	5,776,875
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		26,040	24,087,000
Gtd. Notes, 144A(a)	7.500	01/15/26		6,425	5,975,250
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24		5,000	4,750,000
Sr. Unsec’d. Notes	5.750	06/01/26		5,625	5,400,000
Sr. Unsec’d. Notes	6.000	01/15/22		10,858	10,885,145
Sr. Unsec’d. Notes	8.250	08/01/23		11,490	12,552,825
					651,170,642
Oil & Gas Services 0.1%
Nine Energy Service, Inc., Sr. Unsec’d. Notes, 144A	8.750	11/01/23		6,325	6,245,938
Packaging & Containers 1.2%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%(a)	7.125	09/15/23		34,736	31,957,120
ARD Securities Finance SARL (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%(a)	8.750	01/31/23		12,430	10,534,656
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A	6.000	02/15/25		2,773	2,582,356
Gtd. Notes, 144A	6.750	05/15/24	EUR	1,000	1,196,126
Gtd. Notes, 144A	7.250	05/15/24		21,925	22,144,250

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), (cont’d.)
Sr. Sec’d. Notes, 144A(a)	4.625%	05/15/23	5,675	$5,518,938

Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25	5,108	5,108,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A	7.000	07/15/24	15,810	15,770,475
				94,811,921
Pharmaceuticals 0.8%
Bausch Health Cos., Inc., Gtd. Notes, 144A(a)	5.500	03/01/23	1,215	1,173,994
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	07/15/23	9,005	7,475,411
Gtd. Notes, 144A	6.000	02/01/25	21,080	16,620,315

Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375	01/15/23	10,825	8,903,562
NVA Holdings, Inc., Gtd. Notes, 144A(a)	6.875	04/01/26	25,700	24,511,375
				58,684,657
Pipelines 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375	09/15/24	4,075	3,973,940
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	8,850	8,553,082
DCP Midstream Operating LP,
Gtd. Notes	5.600	04/01/44	6,831	6,062,513
Gtd. Notes, 144A	6.450	11/03/36	12,900	12,900,000

Energy Transfer LP, Sr. Sec’d. Notes	7.500	10/15/20	10,800	11,394,000
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes(a)	6.000	05/15/23	3,715	3,496,744
Gtd. Notes	6.750	08/01/22	3,074	3,050,945
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A(a)	4.875	08/15/27	8,325	7,950,375
Sr. Unsec’d. Notes, 144A(a)	7.768	12/15/37	11,425	13,138,750
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	35,693	38,013,045

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	07/15/38	7,665	$ 8,738,100
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	8,650	8,671,625
Gtd. Notes, 144A	5.500	01/15/28	28,221	27,727,132
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	4.250	11/15/23	8,439	8,006,501
Gtd. Notes	5.125	02/01/25	2,350	2,267,750
Gtd. Notes(a)	6.750	03/15/24	4,900	5,047,000
				168,991,502
Real Estate 0.9%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	16,575	16,305,656
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	20,315	19,299,250
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	23,472	21,183,480
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(a)	4.875	06/01/23	7,325	6,583,344
WeWork Cos., Inc., Gtd. Notes, 144A(a)	7.875	05/01/25	3,550	3,319,250
				66,690,980
Real Estate Investment Trusts (REITs) 1.0%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	14,202	14,085,544
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	9,100	8,389,472
Gtd. Notes	4.500	01/15/28	20,429	18,028,592
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	11,850	11,257,500
Gtd. Notes	5.250	08/01/26	5,450	5,300,125

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp., (cont’d.)
Gtd. Notes	6.375%	03/01/24	4,250	$4,398,750

Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	5,886	5,584,421
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750	12/15/21	5,475	5,794,415
				72,838,819
Retail 4.4%
Beacon Roofing Supply, Inc.,
Gtd. Notes	6.375	10/01/23	7,350	7,313,250
Gtd. Notes, 144A(a)	4.875	11/01/25	19,225	17,446,687

Brinker International, Inc., Gtd. Notes, 144A(a)	5.000	10/01/24	6,104	5,783,540
Caleres, Inc., Gtd. Notes	6.250	08/15/23	6,429	6,509,362
CEC Entertainment, Inc., Gtd. Notes(a)	8.000	02/15/22	28,560	25,704,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes(a)	6.750	06/15/23	3,775	3,171,000
Sr. Unsec’d. Notes(a)	6.500	05/01/21	3,775	3,218,188
Sr. Unsec’d. Notes(a)	6.750	01/15/22	6,064	5,124,080
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes(a)	8.625	06/15/20	16,236	12,177,000
Sr. Unsec’d. Notes(a)	8.625	06/15/20	21,650	16,237,500
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750	10/01/25	29,050	29,050,000
Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24	18,604	18,278,430

Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21	9,280	9,233,600
L Brands, Inc.,
Gtd. Notes(a)	5.250	02/01/28	11,100	9,792,309
Gtd. Notes(a)	5.625	10/15/23	3,250	3,278,438
Gtd. Notes	6.750	07/01/36	26,650	22,186,125
Gtd. Notes(a)	6.875	11/01/35	17,630	14,930,406
PetSmart, Inc.,
Gtd. Notes, 144A(a)	7.125	03/15/23	19,767	13,243,890
Sr. Sec’d. Notes, 144A	5.875	06/01/25	36,800	28,060,000

PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(a)	10.250	06/30/20	12,015	11,354,175

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	41,505	$ 35,694,300
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	21,982	21,102,720
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500	06/01/24	18,672	17,691,720
				336,580,720
Semiconductors 0.5%
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25	25,767	25,863,626
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625	06/15/22	6,125	6,069,569
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250	02/15/26	5,054	5,145,680
				37,078,875
Software 3.9%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	03/01/25	6,960	6,725,100
First Data Corp.,
Gtd. Notes, 144A	7.000	12/01/23	133,869	138,554,415
Sec’d. Notes, 144A(a)	5.750	01/15/24	4,920	4,938,450

Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A(a)	7.125	05/01/21	46,604	46,487,490
Infor US, Inc., Gtd. Notes	6.500	05/15/22	52,093	51,832,535
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	4,865	4,877,163
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625	11/15/24	5,625	4,753,125
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375	10/15/24	33,286	33,743,682
				291,911,960

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 7.3%
Anixter, Inc.,
Gtd. Notes	5.500%	03/01/23	1,975	$ 1,979,938
Gtd. Notes, 144A	6.000	12/01/25	11,770	11,770,000

C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A	6.875	09/15/27	13,350	12,382,125
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	25,015	25,577,837
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	4,850	4,886,375
CommScope Technologies LLC,
Gtd. Notes, 144A	5.000	03/15/27	10,475	8,628,781
Gtd. Notes, 144A(a)	6.000	06/15/25	17,884	16,565,949
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A	7.125	04/01/22	780	441,683
Sr. Unsec’d. Notes, 144A	8.250	09/30/20	13,675	9,093,875
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A(a)	6.750	03/01/23	30,975	24,934,875
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/21	6,710	5,971,900

GTT Communications, Inc., Gtd. Notes, 144A(a)	7.875	12/31/24	37,512	34,417,260
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750	07/15/25	27,320	28,207,900
Level 3 Financing, Inc.,
Gtd. Notes	5.125	05/01/23	5,500	5,438,125
Gtd. Notes	5.250	03/15/26	847	817,779
Gtd. Notes	5.375	08/15/22	5,000	4,987,500
Gtd. Notes	5.375	05/01/25	1,010	983,488
Gtd. Notes(a)	5.625	02/01/23	4,510	4,507,745

ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	26,685	27,785,756
Sprint Capital Corp.,
Gtd. Notes(a)	6.875	11/15/28	37,295	36,036,294
Gtd. Notes(a)	8.750	03/15/32	57,434	62,387,682
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	10,480	10,637,200
Gtd. Notes	7.625	02/15/25	43,763	45,021,186
Gtd. Notes	7.875	09/15/23	5,267	5,541,937
T-Mobile USA, Inc.,
Gtd. Notes	6.000	03/01/23	5,000	5,110,050
Gtd. Notes	6.375	03/01/25	1,038	1,067,843
Gtd. Notes(a)	6.500	01/15/26	8,720	9,047,000

ViaSat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	13,922	13,121,485

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A(a)	5.000%	01/20/26	111,124	$ 91,927,329
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	40,919	41,087,652
				550,364,549
Textiles 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500	05/01/25	8,575	8,103,375
Transportation 0.3%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece), Sr. Sec’d. Notes, 144A	7.375	01/15/22	6,100	4,056,500
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	3,350	3,370,938
Gtd. Notes, 144A(a)	6.500	06/15/22	13,609	13,847,157
				21,274,595
Trucking & Leasing 0.8%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	25,150	25,212,875
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A(a)	4.500	03/15/23	11,351	11,038,847
Gtd. Notes, 144A	5.250	08/15/22	5,290	5,290,000
Gtd. Notes, 144A	5.500	02/15/24	20,260	20,384,194
				61,925,916
Total Corporate Bonds (cost $6,949,253,098)				6,672,120,768

Shares
Common Stocks 0.1%
Independent Power & Renewable Electricity Producers 0.1%
Vistra Energy Corp.*	342,429	8,040,233

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media 0.0%
Mood Media Corp.*^	669,375	$ 133,875
Mood Media Corp.*^	546,428	109,285
		243,160
Oil, Gas & Consumable Fuels 0.0%
Ascent Resources - Marcellus LLC (Class A Stock)*^	35,140	107,177
Frontera Energy Corp. (Colombia)*	55,828	545,250
		652,427
Total Common Stocks (cost $11,114,819)		8,935,820
Preferred Stocks 0.0%
Capital Markets 0.0%
Goldman Sachs Group, Inc. (The) Series K, (fixed to floating preferred), 6.375%	87,000	2,201,100
Construction Materials 0.0%
New Millennium Homes LLC*^	2,000	54,000
Media 0.0%
Adelphia Communications Corp. (Class A Stock)*^	20,000	20
Total Preferred Stocks (cost $2,193,416)		2,255,120

Units
Warrants* 0.0%
Chemicals 0.0%
Hercules, Inc., expiring 03/31/29	230	—

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Units	Value
Warrants (Continued)
Oil, Gas & Consumable Fuels 0.0%
Ascent Resources - Marcellus LLC, expiring 03/30/23^	229,837	$ 27,580
Ascent Resources - Marcellus LLC, expiring 03/30/23^	178,762	14,301
		41,881
Total Warrants (cost $52,352)		41,881

Total Long-Term Investments (cost $7,623,547,756)		7,342,345,092

	Shares
Short-Term Investments 23.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	186,156,859	186,156,859
PGIM Institutional Money Market Fund (cost $1,588,935,233; includes $1,585,512,516 of cash collateral for securities on loan)(b)(w)	1,588,965,666	1,588,806,769

Total Short-Term Investments (cost $1,775,092,092)		1,774,963,628

TOTAL INVESTMENTS 120.4% (cost $9,398,639,848)		9,117,308,720
Liabilities in excess of other assets(z) (20.4)%		(1,543,696,736)

Net Assets 100.0%		$ 7,573,611,984

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $448,931 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,551,224,139; cash collateral of $1,585,512,516 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Futures contracts outstanding at November 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,378	2 Year U.S. Treasury Notes	Mar. 2019	$290,736,469	$ 165,598
1,188	5 Year U.S. Treasury Notes	Mar. 2019	134,197,594	248,824
2,307	10 Year U.S. Treasury Notes	Mar. 2019	275,578,359	716,522
176	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	26,823,500	24,000
				1,154,944
Short Positions:
3	5 Year Euro - Bobl	Mar. 2019	449,061	(138)
1	10 Year Euro-Bund	Dec. 2018	182,880	(979)
40	20 Year U.S. Treasury Bonds	Mar. 2019	5,596,250	(21,310)
				(22,427)
				$1,132,517
Forward foreign currency exchange contracts outstanding at November 30, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/04/18	JPMorgan Chase Bank, N.A.	EUR	898	$1,017,088	$1,017,373	$285	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/04/18	JPMorgan Chase Bank, N.A.	EUR	899	$1,025,818	$1,017,373	$8,445	$ —
Expiring 01/10/19	JPMorgan Chase Bank, N.A.	EUR	898	1,020,950	1,021,204	—	(254)
				$2,046,768	$2,038,577	8,445	(254)
						$8,730	$(254)

PGIM High Yield Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$4,710,000	$—
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 405,409,731	$ —

Bank Loans	—	253,581,772	—
Corporate Bonds	—	6,672,118,075	2,693
Common Stocks	8,585,483	—	350,337
Preferred Stocks	2,201,100	—	54,020
Warrants	—	—	41,881
Affiliated Mutual Funds	1,774,963,628	—	—
Other Financial Instruments*
Futures Contracts	1,132,517	—	—
OTC Forward Foreign Currency Exchange Contracts	—	8,476	—
Total	$1,786,882,728	$7,331,118,054	$448,931

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.4%
Bank Loans 9.4%
Beverages 0.0%
Jacobs Douwe Egberts International BV (Netherlands), Term B EUR Loan, 3 Month EURIBOR + 2.000%	2.500%(c)	11/01/25	EUR	202	$ 228,643
Chemicals 0.6%
Solenis International LP, First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%	6.525(c)	12/26/23		12,967	12,813,511
Commercial Services 1.5%
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	10/01/25		14,400	14,010,005
Laureate Education, Inc., Series 2024 Term Loan, 3 Month LIBOR + 3.500%	6.030(c)	04/26/24		19,871	19,821,135
					33,831,140
Computers 1.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.850(c)	09/29/25		5,775	5,818,313
Term B USD Loan, 1 Month LIBOR + 3.750%	6.100(c)	09/30/24		17,905	17,855,835
					23,674,148
Engineering & Construction 0.1%
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	07/07/22		3,167	3,161,012
Foods 0.7%
JBS USA Lux SA, Initial Term Loan, 3 Month LIBOR + 2.500%	4.844(c)	10/30/22		12,000	11,850,000
Shearer’s Foods LLC, First Lien Term Loan, 1 Month LIBOR + 4.250%	6.590(c)	06/30/21		5,596	5,494,430
					17,344,430

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Insurance 0.2%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.840%(c)	08/04/25	3,450	$ 3,514,687
Internet 0.3%
Symantec Corp., Term A-5 Loan, 1 Month LIBOR + 1.750%	4.060(c)	08/01/21	6,838	6,786,325
Media 0.4%
Quebecor Media, Inc. (Canada), Facility B-1 Tranche, 3 Month LIBOR + 2.250%	4.866(c)	08/17/20	2,620	2,608,761
Radiate HoldCo LLC, Closing Date Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	02/01/24	6,484	6,347,572
				8,956,333
Mining 0.1%
Aleris International, Inc., Initial Term Loan, 1 - 2 Month LIBOR + 4.750%	7.170(c)	02/27/23	2,743	2,756,841
Retail 0.9%
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	5.600(c)	02/15/21	10,798	10,301,590
Sally Holdings LLC, Term B-2 Loan^	4.500	07/05/24	11,154	10,540,530
				20,842,120
Software 1.6%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	6.650(c)	10/02/25	11,525	11,378,321
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	8.830(c)	07/12/23	5,850	5,850,000
Infor (US), Inc., Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%	5.136(c)	02/01/22	15,616	15,397,701
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	5.590(c)	08/05/22	4,743	4,723,143
				37,349,165

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications 2.0%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.960%(c)	05/27/24	9,653	$ 9,049,235
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	6.070(c)	11/27/23	4,000	3,970,000
Tranche B-5 Term Loan	6.630	01/02/24	12,475	12,498,390

West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	6.435(c)	10/10/24	10,329	10,180,543
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%^	6.390(c)	09/09/21	11,870	11,840,667
				47,538,835
Total Bank Loans (cost $220,974,680)				218,797,190
Corporate Bonds 88.9%
Advertising 1.1%
Clear Channel International BV, Gtd. Notes, 144A	8.750	12/15/20	10,000	10,225,000
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	5.625	02/15/24	16,245	16,245,000
				26,470,000
Aerospace & Defense 2.7%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	24,700	23,495,875
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	28,550	29,442,187

TransDigm, Inc., Gtd. Notes(a)	6.000	07/15/22	10,225	10,225,000
				63,163,062
Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc., Gtd. Notes	7.750	11/15/19	2,370	2,435,175

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 0.6%
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.250%	03/07/25	2,100	$ 2,110,080
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	12,050	12,034,938
				14,145,018
Building Materials 2.6%
Griffon Corp., Gtd. Notes	5.250	03/01/22	32,793	30,620,464
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	6,995	6,645,250
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes(a)	6.125	07/15/23	2,000	1,979,940
Gtd. Notes	8.500	04/15/22	3,550	3,740,812

U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24	18,178	17,223,655
				60,210,121
Chemicals 5.1%
Blue Cube Spinco LLC,
Gtd. Notes(a)	9.750	10/15/23	1,000	1,118,940
Gtd. Notes(a)	10.000	10/15/25	4,274	4,883,045
Chemours Co. (The),
Gtd. Notes(a)	6.625	05/15/23	33,267	33,766,005
Gtd. Notes(a)	7.000	05/15/25	3,585	3,629,812

Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375	02/01/22	1,795	1,494,338
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	19,350	17,995,500
Sr. Unsec’d. Notes, 144A(a)	5.250	08/01/23	10,519	10,150,835

Platform Specialty Products Corp., Gtd. Notes, 144A(a)	6.500	02/01/22	26,510	27,007,062
PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	12,592	13,064,200
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22	2,000	1,935,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A(a)	8.750	12/15/20	3,175	3,063,875
				118,108,612

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 1.5%
Laureate Education, Inc., Gtd. Notes, 144A	8.250%	05/01/25	6,520	$ 6,960,100
Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A(a)	5.500	10/01/21	1,655	1,660,693
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000	04/15/22	26,550	25,963,245
				34,584,038
Computers 2.5%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	11,520	11,680,518
Gtd. Notes, 144A(a)	7.125	06/15/24	8,113	8,479,708

EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20	7,435	7,239,304
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	2,400	2,340,000
NCR Corp.,
Gtd. Notes(a)	4.625	02/15/21	5,000	4,925,000
Gtd. Notes	5.000	07/15/22	1,320	1,254,000
Gtd. Notes(a)	5.875	12/15/21	7,685	7,569,725
Gtd. Notes(a)	6.375	12/15/23	14,392	14,212,100
				57,700,355
Distribution/Wholesale 0.3%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	2,630	2,591,339
Gtd. Notes	7.000	06/15/23	4,865	4,792,025
				7,383,364
Diversified Financial Services 1.9%
Alliance Data Systems Corp.,
Gtd. Notes, 144A(a)	5.375	08/01/22	15,825	15,745,875
Gtd. Notes, 144A, MTN	5.875	11/01/21	3,000	3,037,500

Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(a)	8.125	07/15/23	20,100	20,301,000
Navient Corp.,
Sr. Unsec’d. Notes	6.500	06/15/22	3,400	3,412,750

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Navient Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	150	$154,875

VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	1,125	1,138,837
				43,790,837
Electric 3.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A(a)	5.875	01/15/24	2,375	2,375,000
Sr. Unsec’d. Notes(a)	5.375	01/15/23	18,325	17,362,937
Sr. Unsec’d. Notes(a)	5.500	02/01/24	10,187	9,397,507
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(d)	7.875	06/15/17	3,750	2,362,500
Sr. Unsec’d. Notes(d)	9.500	10/15/18	7,953	5,010,390
Sr. Unsec’d. Notes(a)(d)	9.875	10/15/20	3,463	2,181,690

NRG Energy, Inc., Gtd. Notes	6.250	05/01/24	5,825	5,956,063
Red Oak Power LLC, Sr. Sec’d. Notes, Series B	9.200	11/30/29	3,225	3,644,250
Vistra Energy Corp.,
Gtd. Notes(a)	7.375	11/01/22	30,244	31,378,150
Gtd. Notes(a)	7.625	11/01/24	10,164	10,799,250
				90,467,737
Engineering & Construction 0.3%
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	6,160	6,591,200
Entertainment 3.1%
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.000	03/15/22	14,450	14,630,625
International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.250	02/15/22	6,775	6,978,250
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	5,161	5,417,502
National CineMedia LLC, Sr. Sec’d. Notes	6.000	04/15/22	10,436	10,475,135
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20	3,897	3,799,575

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Scientific Games International, Inc., (cont’d.)
Gtd. Notes(a)	6.625%	05/15/21		11,213	$ 10,820,545
Gtd. Notes(a)	10.000	12/01/22		20,250	20,982,037
					73,103,669
Environmental Control 0.2%
Clean Harbors, Inc., Gtd. Notes(a)	5.125	06/01/21		4,961	4,970,227
Foods 0.3%
B&G Foods, Inc., Gtd. Notes(a)	4.625	06/01/21		5,400	5,305,500
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.250%	5.063(c)	07/15/20	GBP	382	483,067
					5,788,567
Forest Products & Paper 0.2%
Cascades, Inc. (Canada), Gtd. Notes, 144A(a)	5.500	07/15/22		1,351	1,337,490
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750	12/01/22		2,073	2,145,555
					3,483,045
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(a)	5.625	05/20/24		1,550	1,472,500
Rockpoint Gas Storage Canada Ltd. (Canada), Sr. Sec’d. Notes, 144A(a)	7.000	03/31/23		6,270	6,081,900
					7,554,400
Healthcare-Products 0.5%
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750	04/15/23		2,500	2,012,500

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A(a)	4.875%	04/15/20	1,060	$ 1,046,220
Gtd. Notes, 144A(a)	5.750	08/01/22	10,565	9,629,998
				12,688,718
Healthcare-Services 6.0%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22	1,510	1,479,800
Gtd. Notes	6.500	03/01/24	4,000	3,920,000

Centene Corp., Sr. Unsec’d. Notes	5.625	02/15/21	1,775	1,798,430
CHS/Community Health Systems, Inc.,
Gtd. Notes	6.875	02/01/22	2,872	1,422,214
Sec’d. Notes, 144A(a)	8.125	06/30/24	13,896	10,699,920
Sr. Sec’d. Notes(a)	5.125	08/01/21	450	426,094
Sr. Sec’d. Notes(a)	6.250	03/31/23	5,250	4,869,375

HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250	02/15/21	8,976	9,267,720
HCA, Inc.,
Gtd. Notes	5.875	05/01/23	450	465,750
Gtd. Notes(a)	7.500	02/15/22	4,285	4,627,800
Gtd. Notes	7.500	12/15/23	3,000	3,232,500

MEDNAX, Inc., Gtd. Notes, 144A(a)	5.250	12/01/23	4,710	4,651,125
Molina Healthcare, Inc., Gtd. Notes	5.375	11/15/22	6,619	6,609,072
Select Medical Corp., Gtd. Notes	6.375	06/01/21	6,950	7,000,040
Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	8.875	04/15/21	10,400	10,556,000
Tenet Healthcare Corp.,
Sec’d. Notes, 144A(a)	7.500	01/01/22	5,920	6,142,000
Sr. Sec’d. Notes	4.375	10/01/21	350	345,625
Sr. Sec’d. Notes(a)	4.625	07/15/24	9,650	9,203,687
Sr. Sec’d. Notes(a)	4.750	06/01/20	5,850	5,835,375
Sr. Unsec’d. Notes	6.750	02/01/20	6,395	6,538,888
Sr. Unsec’d. Notes(a)	6.750	06/15/23	11,350	11,208,125
Sr. Unsec’d. Notes(a)	8.125	04/01/22	28,523	29,663,920
				139,963,460

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 6.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.875%	02/15/21	14,206	$ 13,850,850
Beazer Homes USA, Inc., Gtd. Notes(a)	8.750	03/15/22	25,193	25,591,049
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20	6,423	6,406,943
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(a)	6.125	07/01/22	4,846	4,682,448
KB Home,
Gtd. Notes	7.000	12/15/21	2,770	2,860,025
Gtd. Notes	7.500	09/15/22	5,345	5,558,800
Gtd. Notes	7.625	05/15/23	796	827,840
Gtd. Notes	8.000	03/15/20	500	521,875
Lennar Corp.,
Gtd. Notes(a)	4.125	01/15/22	8,200	7,984,750
Gtd. Notes(a)	4.875	12/15/23	3,350	3,274,625
Gtd. Notes	6.250	12/15/21	1,382	1,426,915

M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	10,175	10,149,562
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	5,893	5,657,280
Meritage Homes Corp., Gtd. Notes	7.000	04/01/22	2,295	2,369,588
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	10,310	10,000,700
PulteGroup, Inc., Gtd. Notes	4.250	03/01/21	2,000	2,002,500
Taylor Morrison Communities, Inc., Gtd. Notes	6.625	05/15/22	6,450	6,490,312
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(a)	5.250	04/15/21	13,123	13,061,322
Gtd. Notes, 144A	5.625	03/01/24	9,498	9,118,080
Gtd. Notes, 144A	5.875	04/15/23	3,170	3,102,638

TRI Pointe Group, Inc., Gtd. Notes	4.875	07/01/21	8,395	8,101,175
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	4.375	06/15/19	2,350	2,337,545

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
William Lyon Homes, Inc.,
Gtd. Notes(a)	6.000%	09/01/23	7,475	$ 6,858,312
Gtd. Notes	7.000	08/15/22	6,700	6,718,760
				158,953,894
Home Furnishings 0.5%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.625	10/15/23	12,186	11,972,745
Internet 0.7%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(a)	6.000	04/01/23	16,845	16,760,775
Iron/Steel 0.9%
AK Steel Corp., Sr. Sec’d. Notes(a)	7.500	07/15/23	9,825	9,898,688
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A(a)	4.875	01/15/24	12,092	11,306,020
				21,204,708
Leisure Time 0.2%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25	5,099	5,468,678
Lodging 1.3%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A(a)	10.250	11/15/22	9,810	10,594,800
Sr. Sec’d. Notes, 144A(a)	6.750	11/15/21	12,200	12,505,000
MGM Resorts International,
Gtd. Notes	6.000	03/15/23	2,075	2,108,719
Gtd. Notes(a)	6.625	12/15/21	3,000	3,142,500
Gtd. Notes(a)	8.625	02/01/19	2,866	2,883,024
				31,234,043
Machinery-Diversified 0.1%
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	2,710	2,886,963

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 14.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	5.125%	02/15/23	3,575	$ 3,548,188
Sr. Unsec’d. Notes(a)	5.250	09/30/22	21,560	21,640,850
Sr. Unsec’d. Notes(a)	5.750	01/15/24	1,000	1,005,200
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	24,372	24,219,675
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	13,500	13,618,125
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A(a)	6.500	11/15/22	13,440	13,566,067
Gtd. Notes, Series A(a)	7.625	03/15/20	5,470	5,456,325
Gtd. Notes, Series B(a)	6.500	11/15/22	9,214	9,354,974
Gtd. Notes, Series B(a)	7.625	03/15/20	11,535	11,520,581
CSC Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	5.375	07/15/23	13,727	13,624,047
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	50,336	50,147,240
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	4,402	4,385,493
Sr. Unsec’d. Notes, 144A(a)	10.125	01/15/23	2,255	2,441,263
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	22,757	22,700,107
Gtd. Notes(a)	5.875	07/15/22	3,242	3,092,058
Gtd. Notes(a)	6.750	06/01/21	7,290	7,408,463

Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	18,535	18,442,325
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	7,575	7,840,125
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A	5.625	08/01/24	1,755	1,693,575
Gtd. Notes, 144A	6.125	02/15/22	3,950	3,999,375

Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.750	01/15/23	3,525	3,599,025
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	600	540,000
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	3,745	3,501,575
Sinclair Television Group, Inc.,
Gtd. Notes(a)	5.375	04/01/21	18,470	18,470,000
Gtd. Notes(a)	6.125	10/01/22	9,443	9,572,841
Gtd. Notes, 144A(a)	5.625	08/01/24	5,050	4,810,125
TEGNA, Inc.,
Gtd. Notes(a)	6.375	10/15/23	7,663	7,883,311

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
TEGNA, Inc., (cont’d.)
Gtd. Notes, 144A	4.875%	09/15/21	11,887	$11,857,283

Tribune Media Co., Gtd. Notes(a)	5.875	07/15/22	12,325	12,479,062
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	05/15/23	9,910	9,278,238
Sr. Sec’d. Notes, 144A	6.750	09/15/22	19,516	19,711,160

UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375	01/15/25	2,535	2,432,028
Videotron Ltd. (Canada), Gtd. Notes(a)	5.000	07/15/22	1,335	1,328,325
				345,167,029
Metal Fabricate/Hardware 1.1%
Novelis Corp., Gtd. Notes, 144A	6.250	08/15/24	6,716	6,648,840
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	16,975	18,035,937
				24,684,777
Mining 1.7%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.000	02/15/21	9,390	9,222,858
Freeport-McMoRan, Inc.,
Gtd. Notes(a)	3.875	03/15/23	11,605	10,807,156
Gtd. Notes(a)	4.550	11/14/24	7,085	6,580,194
Gtd. Notes(a)	6.875	02/15/23	4,265	4,440,931

International Wire Group, Inc., Sec’d. Notes, 144A	10.750	08/01/21	3,300	2,986,500
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	6.250	11/15/22	4,910	4,204,188
Teck Resources Ltd. (Canada), Gtd. Notes	4.500	01/15/21	2,367	2,378,835
				40,620,662
Miscellaneous Manufacturing 0.0%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	850	767,125

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 6.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(a)	7.875%	12/15/24	9,425	$ 6,715,313
Antero Resources Corp.,
Gtd. Notes(a)	5.125	12/01/22	300	294,000
Gtd. Notes	5.375	11/01/21	4,400	4,383,500
Gtd. Notes(a)	5.625	06/01/23	4,015	3,984,888

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(a)	10.000	04/01/22	25,464	26,928,180
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	25,427	26,253,377
CNX Resources Corp., Gtd. Notes(a)	5.875	04/15/22	17,149	16,784,584
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	1,150	1,152,875
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	6,500	6,678,750
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	20,397	19,020,202
Gtd. Notes, 144A(a)	7.000	03/31/24	1,325	1,240,531
Range Resources Corp.,
Gtd. Notes(a)	5.000	03/15/23	8,825	8,323,078
Gtd. Notes	5.875	07/01/22	4,124	4,072,450

Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(a)	4.875	01/15/23	13,475	13,138,125
WPX Energy, Inc.,
Sr. Unsec’d. Notes	6.000	01/15/22	4,000	4,010,000
Sr. Unsec’d. Notes(a)	8.250	08/01/23	1,750	1,911,875
				144,891,728
Oil & Gas Services 0.2%
Nine Energy Service, Inc., Sr. Unsec’d. Notes, 144A	8.750	11/01/23	3,875	3,826,563
Packaging & Containers 1.3%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125	09/15/23	9,950	9,154,000

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A(a)	4.250%	09/15/22	6,100	$ 5,894,430
Sr. Sec’d. Notes, 144A(a)	4.625	05/15/23	2,500	2,431,250

Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19	3,000	3,075,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes(a)	5.750	10/15/20	9,689	9,677,027
Sr. Sec’d. Notes, 144A(a)	5.125	07/15/23	1,000	976,250
				31,207,957
Pharmaceuticals 0.3%
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A(a)	6.500	03/15/22	2,575	2,654,928
Endo Finance LLC, Gtd. Notes, 144A(a)	5.750	01/15/22	710	631,900
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375	01/15/23	3,300	2,714,250
				6,001,078
Pipelines 0.2%
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes(a)	6.000	05/15/23	3,883	3,654,874
Real Estate 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(a)	4.875	06/01/23	5,000	4,493,750
WeWork Cos., Inc., Gtd. Notes, 144A(a)	7.875	05/01/25	850	794,750
				5,288,500
Real Estate Investment Trusts (REITs) 1.8%
FelCor Lodging LP, Gtd. Notes	6.000	06/01/25	6,350	6,540,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375	11/01/23	2,130	2,158,606
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	6.375	03/01/24	3,955	4,093,425

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	6,110	$ 6,186,375
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	4.000	10/01/22	18,915	18,252,975
Sr. Unsec’d. Notes(a)	4.875	07/15/22	668	664,660

VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes(a)	8.000	10/15/23	2,730	2,968,875
				40,865,416
Retail 5.1%
Beacon Roofing Supply, Inc., Gtd. Notes	6.375	10/01/23	4,415	4,392,925
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	1,000	947,500
Carvana Co., Gtd. Notes, 144A(a)	8.875	10/01/23	15,700	14,915,000
CEC Entertainment, Inc., Gtd. Notes(a)	8.000	02/15/22	7,100	6,390,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes(a)	6.750	06/15/23	4,425	3,717,000
Sr. Unsec’d. Notes(a)	6.750	01/15/22	3,000	2,535,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes(a)	8.625	06/15/20	2,700	2,025,000
Sr. Unsec’d. Notes(a)	8.625	06/15/20	8,525	6,393,750
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750	10/01/25	8,375	8,375,000
Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24	2,600	2,554,500

Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21	3,906	3,886,470
L Brands, Inc.,
Gtd. Notes(a)	5.625	10/15/23	20,816	20,998,140
Gtd. Notes	6.625	04/01/21	8,325	8,699,625

PetSmart, Inc., Gtd. Notes, 144A(a)	7.125	03/15/23	11,200	7,504,000
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(a)	10.250	06/30/20	4,159	3,930,255
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23	16,307	14,024,020
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500	11/01/23	825	804,375

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
Stonegate Pub Co. Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.875%	03/15/22	GBP	3,400	$ 4,217,832
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%	5.173(c)	03/15/22	GBP	1,875	2,365,312
					118,675,704
Software 5.6%
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		45,865	47,470,275
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A(a)	7.125	05/01/21		1,855	1,850,363
Infor US, Inc.,
Gtd. Notes(a)	6.500	05/15/22		19,155	19,059,225
Sr. Sec’d. Notes, 144A(a)	5.750	08/15/20		12,309	12,400,948

Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23		6,172	6,187,430
Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20		5,067	5,076,501
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375	10/15/24		6,295	6,381,556
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375	12/01/21		30,960	32,778,900
					131,205,198
Telecommunications 5.2%
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S(a)	6.450	06/15/21		29,325	29,984,812
Sr. Unsec’d. Notes, Series V	5.625	04/01/20		3,580	3,606,850

CommScope, Inc., Gtd. Notes, 144A	5.500	06/15/24		9,069	8,365,246
eircom Finance DAC (Ireland), Sr. Sec’d. Notes, 144A	4.500	05/31/22	EUR	2,350	2,704,340
Level 3 Financing, Inc.,
Gtd. Notes	5.375	08/15/22		1,520	1,516,200
Gtd. Notes(a)	5.625	02/01/23		3,475	3,473,262
Gtd. Notes	6.125	01/15/21		22,647	22,724,226

ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24		7,080	7,372,050

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	6.000%	11/15/22	6,000	$ 5,997,600
Sprint Corp.,
Gtd. Notes	7.250	09/15/21	11,720	12,218,100
Gtd. Notes	7.875	09/15/23	14,230	14,972,806
T-Mobile USA, Inc.,
Gtd. Notes(a)	6.000	03/01/23	4,410	4,507,064
Gtd. Notes(a)	6.375	03/01/25	4,725	4,860,844
				122,303,400
Textiles 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500	05/01/25	1,625	1,535,625
Transportation 0.1%
XPO Logistics, Inc., Gtd. Notes, 144A	6.500	06/15/22	1,301	1,323,768
Trucking & Leasing 1.3%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A(a)	5.125	10/01/23	8,600	8,567,750
Gtd. Notes, 144A	5.500	01/15/23	6,125	6,140,313
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	850	826,625
Gtd. Notes, 144A(a)	5.250	08/15/22	14,069	14,069,000
Gtd. Notes, 144A	5.500	02/15/24	1,525	1,534,348
				31,138,036
Total Corporate Bonds (cost $2,123,966,068)				2,074,240,851
Sovereign Bond 0.1%
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes (cost $1,146,127)(a)	10.750	03/28/22	1,080	1,115,640

Total Long-Term Investments (cost $2,346,086,875)				2,294,153,681

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 23.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	33,877,256	$ 33,877,256
PGIM Institutional Money Market Fund (cost $517,162,335; includes $516,140,604 of cash collateral for securities on loan)(b)(w)	517,166,989	517,115,272

Total Short-Term Investments (cost $551,039,591)		550,992,528

TOTAL INVESTMENTS 122.0% (cost $2,897,126,466)		2,845,146,209
Liabilities in excess of other assets(z) (22.0)%		(512,917,092)

Net Assets 100.0%		$ 2,332,229,117

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $22,381,197 and 1.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $504,654,519; cash collateral of $516,140,604 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
721	2 Year U.S. Treasury Notes	Mar. 2019	$152,119,734	$ 86,664
94	5 Year U.S. Treasury Notes	Mar. 2019	10,618,328	16,419
367	10 Year U.S. Treasury Notes	Mar. 2019	43,839,297	114,378
4	20 Year U.S. Treasury Bonds	Mar. 2019	559,625	2,502
2	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	304,812	419
				220,382

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Futures contracts outstanding at November 30, 2018 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
16	5 Year Euro-Bobl	Mar. 2019	$ 2,394,992	$ (739)
22	10 Year U.K. Gilt	Mar. 2019	3,438,008	(11,565)
				(12,304)
				$208,078
Forward foreign currency exchange contracts outstanding at November 30, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/04/18	Citibank, N.A.	GBP	4,145	$ 5,410,705	$ 5,282,974	$ —	$(127,731)
Expiring 12/04/18	Goldman Sachs International	GBP	1,798	2,354,808	2,291,718	—	(63,090)
Expiring 12/04/18	UBS AG	GBP	4,604	5,871,491	5,867,947	—	(3,544)
Euro,
Expiring 12/04/18	JPMorgan Chase Bank, N.A.	EUR	6,798	7,697,432	7,699,590	2,158	—
				$21,334,436	$21,142,229	2,158	(194,365)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/04/18	The Toronto-Dominion Bank	GBP	10,547	$13,549,749	$13,442,639	$107,110	$ —
Expiring 01/10/19	UBS AG	GBP	4,604	5,884,155	5,881,372	2,783	—
Euro,
Expiring 12/04/18	JPMorgan Chase Bank, N.A.	EUR	6,798	7,763,504	7,699,591	63,913	—
Expiring 01/10/19	JPMorgan Chase Bank, N.A.	EUR	6,798	7,726,664	7,728,586	—	(1,922)
				$34,924,072	$34,752,188	173,806	(1,922)
						$175,964	$(196,287)

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$1,160,000	$—
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$ —	$ 196,415,993	$22,381,197
Corporate Bonds	—	2,074,240,851	—
Sovereign Bond	—	1,115,640	—
Affiliated Mutual Funds	550,992,528	—	—
Other Financial Instruments*
Futures Contracts	208,078	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(20,323)	—
Total	$551,200,606	$2,271,752,161	$22,381,197
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
Bank Loans
Balance as of 08/31/18	$26,094,669
Realized gain (loss)	(234)
Change in unrealized appreciation (depreciation)	(129,838)
Purchases/Exchanges/Issuances	—
Sales/Paydowns	(29,900)
Accrued discount/premium	—
Transfers into of Level 3	—
Transfers out of Level 3	(3,553,500)
Balance as of 11/30/18	$22,381,197
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ (129,838)

PGIM Short Duration High Yield Income Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of November 30, 2018	Valuation Methodology	Unobservable Inputs
Bank Loans	$22,381,197	Market Approach	Single Broker Indicative Quote
It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:
Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$3,553,500	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO — Collateralized Loan Obligation
EURIBOR — Euro Interbank Offered Rate
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
OTC — Over-the-counter
PIK — Payment-in-Kind
REITs — Real Estate Investment Trusts

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 15

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	January 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	January 15, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	January 15, 2019

* Print the name and title of each signing officer under his or her signature.